Revenues - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	$ 1,897,112	¥ 13,207,315	¥ 9,053,266	¥ 4,201,907
Revenue recognized that was included in deferred revenue	22,044	153,467	44,843	148,108
Unbilled receivables	8,982		12,813		¥ 62,529
Deferred revenue	15,396		153,467		¥ 107,181
Chemical trading | Direct sales model
Disaggregation of Revenue [Line Items]
Net revenues	1,891,424	13,167,719	9,045,458	4,199,661
Chemical trading | Market place model
Disaggregation of Revenue [Line Items]
Net revenues	3,808	26,513	4,387	972
Online membership service
Disaggregation of Revenue [Line Items]
Net revenues	1,530	10,650	¥ 3,421	¥ 1,274
Financial service
Disaggregation of Revenue [Line Items]
Net revenues	132	917
Others
Disaggregation of Revenue [Line Items]
Net revenues	$ 218	¥ 1,516